INDEBTEDNESS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Long Term Debt	The outstanding balance of the Perceptive Credit Facility was:

Perceptive Credit Facility	September 30, 2021
Principal	$30,000
Less: Debt issuance costs and discount at issuance	(3,180)
Net carrying amount	$26,820
The outstanding balance of the Perceptive Credit Facility as of December 31, 2020 was:

Principal	$30,000
Less: Debt issuance costs and discount at issuance	(3,655)
Net carrying amount	$26,345
As of the Termination Date, the balance of the deferred gain was $3,764 and the note payable to the collaboration partner consisted of the following:

Note payable to collaboration partner	$20,000
Unamortized discount on note payable	(3,454)
Note payable to collaboration partner, net	$16,546

Schedule of Future Minimum Payments
Future minimum payments, including contractual interest, under the Perceptive Credit Facility as of September 30, 2021 are as follows:

Year ended December 31,	Amounts
Remainder of 2021	$920
2022	3,650
2023	3,650
2024	10,603
2025 and thereafter	24,039
Total	$42,862
Less:
Interest payable	(12,862)
Unamortized debt issuance costs	(3,180)
Current portion of long-term debt	(26,820)
Long-term debt	$—

Future minimum payments, including contractual interest, under the Perceptive Credit Facility as of December 31, 2020 are as follows:

Years Ended December 31,	Amounts
2021	$3,650
2022	3,650
2023	3,650
2024	10,603
2025 and thereafter	24,039
Total	$45,592
Less:
Interest payable	$(15,592)
Unamortized issuance costs	(3,655)
Current portion of long-term debt	(26,345)
Long-term debt	$—